Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Income Tax

NOTE 10 – INCOME TAX

Yingxi was incorporated on August 4, 2016 in the Republic of Seychelles. Its subsidiary YICI was incorporated on July 28, 2016 in Hong Kong China. YICI’s subsidiaries DHSW, QYTG, SCDT, SHPF, SQYI and SXKJ were incorporated on May 15, 2009, November 29, 2016, May 13, 1982, July 6, 2006, January 29, 2016, and September 28, 2001 respectively in China.

The Company operates in China and they file their tax returns in accordance with China’s laws and regulations.

Provision for income taxes for the six months ended 30 June, 2017 and the years ended December 31, 2016 were $2,328 and $35,989 respectively. The income tax rate for the years 2017 and 2016 are 25% in China. However, DHSW enjoyed a preferential income tax rate at 10% for the year 2016. Whereas SHPF enjoyed a preferential income tax rate at 10% for the year 2016.

YICI does not generate any income during the two years and hence does not have to pay any Hong Kong Profits tax.

NOTE 10 – INCOME TAX

Yingxi was incorporated on August 4, 2016 in the Republic of Seychelles. Its subsidiary YICI was incorporated on July 28, 2016 in Hong Kong China. YICI’s subsidiaries DHSW, QYTG, SCDT, SHPF, SQYI and SXKJ were incorporated on May 15, 2009, November 29, 2016, May 13, 1982, July 6, 2006, January 29, 2016, and September 28, 2001 respectively in China.

The Company operates in China and they file their tax returns in accordance with China’s laws and regulations.

Provision for income taxes for the years ended December 31, 2016 and 2015 were $35,989 and $20,439 respectively. The income tax rate for the years 2016 and 2015 are 25% in China. However, DHSE enjoyed a preferential income tax rate at 10% for the years 2016 and 2015. Whereas SHPF enjoyed a preferential income tax rate at 10% for the year 2016.

YICI does not generate any income during the two years and hence does not have to pay any Hong Kong Profits tax.